Unaudited Condensed Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 2,044,131
Prepaid expenses	539,157
Total current assets	2,583,288
Investments held in Trust Account	345,022,808
Deferred offering costs		15,000
Total Assets	347,606,096	15,000
Current liabilities:
Accounts payable	538,015
Accrued expenses	1,499,732	400
Franchise tax payable	98,532
Total current liabilities	2,136,279	400
Derivative warrant liabilities	20,699,420
Deferred underwriting commissions	12,075,000
Total liabilities	34,910,699	400
Commitments and Contingencies
Class A common stock, $0.0001 par value; 30,769,539 shares subject to possible redemption at $10.00 per share	307,695,390
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 500,000,000 shares authorized; 3,730,461 and -0- shares issued and outstanding (excluding 30,769,539 and -0- shares subject to possible redemption) as of June 30, 2021 and December 31, 2020, respectively	373
Class B common stock, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 shares issued and outstanding as of June 30, 2021 and December 31, 2020	863	863	[1],[2]
Additional paid-in capital	5,602,376	24,137
Accumulated deficit	(603,605)	(10,400)
Total stockholders' equity	5,000,007	14,600
Total Liabilities and Stockholders' Equity	$ 347,606,096	$ 15,000

[1]	On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
[2]	This number includes up to 1,125,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.